INVESTMENTS - Business Combination (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 03, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT
Cash and cash equivalents	R$ 3,249,127		R$ 4,387,453	R$ 1,076,833	R$ 1,614,697
Marketable securities	6,150,631		21,098,565
Derivative financial instruments	260,273		352,454
Trade accounts receivable	3,035,817		2,537,058
Inventories	4,685,595		1,853,104
Recoverable taxes	997,201		296,832
Other assets	335,112		169,175
Total current assets	18,884,237		30,798,892
NON-CURRENT
Marketable securities	179,703
Derivative financial instruments	838,699		141,480
Recoverable taxes	708,914		231,498
Advances to suppliers	1,087,149		218,493
Judicial deposits	268,672		129,005
Deferred taxes	2,134,040		8,998
Other assets	228,881		93,935
Investments	322,446		14,338
Biological assets	10,571,499		4,935,905	4,548,897
Property, plant and equipment	41,120,945		17,020,259
Right of use	3,850,237
Goodwill	161,464
Total non-current	79,023,988		23,133,752
TOTAL ASSET	97,908,225		53,932,644
CURRENT
Loans and financing, current	6,227,951		3,426,696
Derivative financial instruments	893,413		596,530
Lease Liabilities	656,844
Trade accounts payable	2,376,459		632,565
Payroll and charges	400,435		234,192
Taxes payable	307,639		243,835
Advances from suppliers	59,982		75,159
Dividends payable	5,720		5,434
Other liabilities	456,338		367,313
Total current liabilities	11,479,195		6,058,678
NON-CURRENT
Loans and financing, non current	57,456,375		32,310,813
Lease Liabilities	3,327,226
Derivative financial instruments	2,024,500		1,040,170
Provision for contingencies, net	3,512,477		351,270
Deferred taxes	578,875		1,038,133
Other liabilities	121,723		37,342
Total non-current liabilities	68,341,061		35,848,031
TOTAL LIABILITIES	79,820,256		41,906,709
Equity
Shareholders' equity	9,235,546		6,241,753
Non-controlling interest	115,339		13,928
Total equity	18,087,969		12,025,935	R$ 11,616,611	R$ 10,124,989
TOTAL LIABILITIES AND EQUITY	97,908,225		R$ 53,932,644
Fibria
Business Combination
Legal, auditing, and other consulting services fees	100,387
Adjustments to fair value of acquired assets and liabilities
Increase (decrease) in goodwill	0
Remeasurement adjustment to right of use leases and lease liabilities	72,000
Reclassification of financing leasing liability to lease liabilities previously classified as other liabilities	142
Reclassification of financing leasing assets to lease rights previously classified as PP&E	R$ 83,000
Fair value | Fibria
CURRENT
Cash and cash equivalents		R$ 1,795
Marketable securities		4,316
Derivative financial instruments		211
Trade accounts receivable		1,302
Inventories		6,187
Recoverable taxes		261
Other assets		213
Total current assets		14,285
NON-CURRENT
Marketable securities		173
Derivative financial instruments		455
Recoverable taxes		988
Advances to suppliers		604
Judicial deposits		210
Deferred taxes		1,567
Other assets		227
Total non-current financial assets		4,224
Investments		200
Biological assets		4,580
Property, plant and equipment		24,961
Right of use		2,916
Goodwill		7,897
Total noncurrent other than financial assets		51,023
Total non-current		55,247
TOTAL ASSET		69,532
CURRENT
Loans and financing, current		3,136
Derivative financial instruments		276
Lease Liabilities		376
Trade accounts payable		3,427
Payroll and charges		402
Taxes payable		129
Dividends payable		6
Other liabilities		126
Total current liabilities		7,878
NON-CURRENT
Loans and financing, non current		17,591
Lease Liabilities		2,599
Derivative financial instruments		126
Provision for contingencies, net		3,182
Deferred taxes		558
Other liabilities		251
Total non-current liabilities		24,307
TOTAL LIABILITIES		32,185
Equity
Shareholders' equity		37,236
Other intangible assets | Fair value | Fibria
NON-CURRENT
Identifiable intangible assets recognised as of acquisition date		309
Customer portfolio | Fair value | Fibria
NON-CURRENT
Identifiable intangible assets recognised as of acquisition date		9,031
Software | Fair value | Fibria
NON-CURRENT
Identifiable intangible assets recognised as of acquisition date		21
Cultivars | Fair value | Fibria
NON-CURRENT
Identifiable intangible assets recognised as of acquisition date		143
Supplier agreements | Fair value | Fibria
NON-CURRENT
Identifiable intangible assets recognised as of acquisition date		172
Port concession | Fair value | Fibria
NON-CURRENT
Identifiable intangible assets recognised as of acquisition date		749
Fair value adjustment of lease agreements | Fair value | Fibria
NON-CURRENT
Identifiable intangible assets recognised as of acquisition date		R$ 44